Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Major classes of property and equipment
Major classes of property and equipment consisted of the following (in thousands):

	December 31, 2015 (a)
	Non-Leased Assets	Assets Under Operating Leases (b)	Total
Pipelines and related assets	$228,586	$46,739	$275,325
Terminals and related assets	276,263	580,194	856,457
Other	9,352	—	9,352
Land	4,672	—	4,672
Construction-in-progress	31,037	—	31,037
Property and equipment, at cost	549,910	626,933	1,176,843
Accumulated depreciation	(180,543)	(145,019)	(325,562)
Property and equipment, net	$369,367	$481,914	$851,281

	December 31, 2014 (a)
	Non-Leased Assets	Assets Under Operating Leases (b)	Total
Pipelines and related assets	$227,780	$45,695	$273,475
Terminals and related assets	683,571	72,326	755,897
Other	9,439	—	9,439
Land	4,672	—	4,672
Construction-in-progress	75,824	—	75,824
Property and equipment, at cost	1,001,286	118,021	1,119,307
Accumulated depreciation	(267,030)	(19,019)	(286,049)
Property and equipment, net	$734,256	$99,002	$833,258

(a) Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business.
(b) Represents assets owned by us for which we are the lessor (see Note 4). Certain assets acquired in the acquisitions of the Houston and St. Charles Terminal Services Business and the Corpus Christi Terminal Services Business were reflected as assets under operating leases subsequent to the acquisitions on March 1, 2015 and October 1, 2015, respectively.